FORM 13F INFORMATION TABLE
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
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Form 13F File Number:     028-11708
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     212-756-8045
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Signature, Place, and Date of Signing:

       /s/ Michael Weiss               New York, New York          2/14/08
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        671,692

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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

Name of                    Title                  Value     Shrs or      SH/   PUT/  Investment   Other
Issuer                     of Class    CUSIP    (X $1000)   Prn Amt      PRN   CALL  Discretion  Managers     Sole    Shared   None

ASCENDIA BRANDS INC       COM        043509108          269   1,122,482   SH             SOLE               1,045,311

BAUER EDDIE HLDGS INC     COM        071625107        5,630     886,539   SH             SOLE                 886,539

BLOCKBUSTER INC           CL A       093679108       46,981  12,046,433   SH             SOLE              12,046,433

BLOCKBUSTER INC           CL B       093679207        9,635   2,800,817   SH             SOLE               2,800,817

BLUEFLY INC               COM        096227103       22,790  30,386,297   SH             SOLE              30,386,297

BUCA INC                  COM        117769109        1,498   1,664,632   SH             SOLE               1,664,632

CROCS INC                 COM        227046109       59,540   1,617,500   SH             SOLE               1,617,500

CADBURY SCHWEPPES PLC     ADR        127209302       44,072     892,686   SH             SOLE                 892,686

CALLAWAY GOLF CO          COM        131193104       33,453   1,919,269   SH             SOLE               1,919,269

EQUITY MEDIA HLDGS CORP   COM        294725106          487     150,200   SH             SOLE                 150,200

                          *W EXP
EQUITY MEDIA HLDGS CORP   08/26/200_ 294725114           60     300,000   SH             SOLE                 300,000

                          UNIT
EQUITY MEDIA HLDGS CORP   08/26/2009 294725205        6,068   1,667,000   SH             SOLE               1,667,000

FGX INTERNATIONAL HLDGS
LTD                       ORD SHS    G3396L102        1,011      85,314   SH             SOLE                  85,314

GAIAM INC                 CL A       36268Q103      127,109   4,282,658   SH             SOLE               4,282,658

GAP INC DEL               COM        364760108       37,240   1,750,000   SH             SOLE               1,750,000

G-III APPAREL GROUP LTD   COM        36237H101       16,567   1,121,667   SH             SOLE               1,121,667



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GLOBAL BRANDS             UNIT
ACQUISITION CO            99/99/9999 378982201       10,080   1,000,000   SH             SOLE               1,000,000

GREAT ATLANTIC & PAC TEA
INC                       COM        390064103       75,927   2,423,445   SH             SOLE               2,423,445

HOT TOPIC INC             COM        441339108       13,097   2,250,338   SH             SOLE               2,250,338

INFORMATION SERVICES      *W EXP
GROUP I                   01/31/201_ 45675Y112        1,225   1,213,180   SH             SOLE               1,213,180

LAKES ENTMT INC           COM        51206P109        7,952   1,147,500   SH             SOLE               1,147,500

LIBERTY ACQUISITION       UNIT
HLDGS CO                  99/99/9999 53015Y206       10,900   1,000,000   SH             SOLE               1,000,000

MULTIMEDIA GAMES INC      COM        625453105       16,142   1,935,531   SH             SOLE               1,935,531

QUIKSILVER INC            COM        74838C106       10,234   1,192,827   SH             SOLE               1,192,827

RENAISSANCE ACQUISITION   UNIT
CORP                      01/28/2011 75966C206        9,856   1,540,000   SH             SOLE               1,540,000

RUSS BERRIE & CO          COM        782233100       71,980   4,399,733   SH             SOLE               4,399,733

SKECHERS U S A INC        CL A       830566105        5,159     264,406   SH             SOLE                 264,406

SOURCE INTERLINK COS INC  COM NEW    836151209        8,756   3,040,358   SH             SOLE               3,040,358

SUMMER INFANT INC         COM        865646103        6,100   1,250,000   SH             SOLE               1,250,000

ULURU INC                 COM        90403T100        4,486   1,655,439   SH             SOLE               1,655,439

WET SEAL INC              CL A       961840105        7,388   3,170,974   SH             SOLE               3,170,974

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